Marketable securities and other investments	12 Months Ended
Mar. 31, 2015
Marketable securities and other investments

8.    Marketable securities and other investments:

Marketable securities and other investments include available-for-sale securities composed of equity securities and debt securities and held-to-maturity debt securities. The aggregate carrying amounts, gross unrealized holding gains, gross unrealized holding losses and fair value of available-for-sale and held-to-maturity securities at March 31, 2014 and 2015 are as follows:

	March 31, 2014
	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
	Millions of yen
Available-for-sale:
Equity securities	¥134,819	¥128,150	¥376	¥262,593
Debt securities	55,650	1,541	202	56,989
Held-to-maturity:
Commercial paper*	2,212	—	—	2,212
Other debt securities	3,933	24	—	3,957

Total	¥196,614	¥129,715	¥578	¥325,751

*	Commercial paper is included “Cash and cash equivalents” totaling ¥2,212 million.

	March 31, 2015
	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
	Millions of yen
Available-for-sale:
Equity securities	¥153,933	¥232,814	¥1,425	¥385,322
Debt securities	68,420	1,534	337	69,617
Held-to-maturity:
Commercial paper*	802	—	—	802
Other debt securities	4,729	46	—	4,775

Total	¥227,884	¥234,394	¥1,762	¥460,516

*	Commercial paper is included “Cash and cash equivalents” totaling ¥802 million.

Gross unrealized holding losses and the fair value of available-for-sale securities and held-to-maturity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at March 31, 2014 and 2015 are as follows:

	March 31, 2014
	Less than 12 months		12 months or longer
	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses
	Millions of yen
Available-for-sale:
Equity securities	¥7,433	¥269	¥946	¥107
Debt securities	996	54	649	148
Held-to-maturity:
Debt securities	—	—	—	—

	March 31, 2015
	Less than 12 months		12 months or longer
	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses
	Millions of yen
Available-for-sale:
Equity securities	¥7,248	¥1,417	¥45	¥8
Debt securities	15,013	322	135	15
Held-to-maturity:
Debt securities	—	—	—	—

In the ordinary course of business, NTT Group maintains equity securities as long-term investment accounted for under the cost method, which are included in “Marketable securities and other investments.” The total carrying amounts of those securities were ¥88,467 million and ¥67,088 million at March 31, 2014 and 2015, respectively. As these investments are not quoted at market prices, a reasonable estimate of fair value could not be made without incurring excessive costs. Accordingly, NTT Group believes that it is not practicable to disclose estimated fair values of these cost method investments. Unless NTT Group identifies events or changes in circumstances that may have had a significant adverse effect on the fair value of these investments, the fair value of such cost method investments is not estimated. NTT Group did not evaluate fair values of investment securities with an aggregate carrying amount of ¥86,242 million and ¥64,960 million for impairment at March 31, 2014 and 2015, respectively.

Proceeds, gross realized gains and losses from sales of available-for-sale securities for each of the three years in the period ended March 31, 2015 are as follows:

	2013	2014	2015
	Millions of yen
Proceeds	¥4,433	¥4,074	¥10,117
Gross realized gain	2,264	2,345	5,158
Gross realized loss	37	49	875

Maturities of debt securities classified as held-to-maturity at March 31, 2014 and 2015 are as follows.

	March 31, 2014		March 31, 2015
	Carrying Amount	Fair value	Carrying Amount	Fair value
	Millions of yen
Due within 1 year	¥2,212	¥2,212	¥1,968	¥1,972
Due after 1 year through 5 years	2,519	2,531	1,624	1,629
Due after 5 years through 10 years	939	939	1,638	1,650
Due after 10 years	475	487	301	326

Total	¥6,145	¥6,169	¥5,531	¥5,577